UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ x ]; Amendment Number:1
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CrossCap Management, Inc

Address: 5851 San Felipe, Suite 230
	Houston, TX 77057

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Doug J. Jegi
Title:     Chief Compliance Officer
Phone:     713-781-1000


Signature, Place, and Date of Signing:

     /s/ Doug J. Jegi, Houston, TX,     November 12, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     72

Form13F Information Table Value Total:     $   83,166 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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Name                     TITLE
OF                       of             (x$1000)       SH/PUT/INVESTMENT
Issuer                   Class CUSIP    VALUE   SHRS   PRNCALLDESCR SOLE
Procter & Gamble Co      COM   742718109   213    3,487SH     SOLE    3,487
Kraft Foods              COM   50075N104   224    6,361SH     SOLE    6,361
Pfizer, Inc              COM   717081103   243    9,485SH     SOLE    9,485
Pepsico Inc              COM   713448108   252    3,880SH     SOLE    3,880
Johnson & Johnson        COM   478160104   263    4,270SH     SOLE    4,270
Coca Cola Co             COM   191216100   266    5,080SH     SOLE    5,080
ChevronTexaco Corp       COM   166764100   376    4,466SH     SOLE    4,466
Philip Morris Cos        COM   02209S103   381    5,435SH     SOLE    5,435
BP P.L.C.                COM   055622104   452    6,266SH     SOLE    6,266
Remote Mdx               COM   75961q101    17   10,000SH     SOLE   10,000
Triarc Companies Cl B    COM   895927309   157   10,000SH     SOLE   10,000
Archer Daniels Midland   COM   039483102   361   10,900SH     SOLE   10,900
Central Fund Canada      COM   153501101   108   11,900SH     SOLE   11,900
Texas Industries Inc.    COM   882491103 1,011   12,899SH     SOLE   12,899
Apollo Investment Corp   COM   03761U106   336   15,606SH     SOLE   15,606
American Technology Co   COM   030145205    60   16,000SH     SOLE   16,000
Exxon Mobil Corp         COM   30231G102 1,472   17,544SH     SOLE   17,544
Ultra Short S&P 500      COM   74347r883   933   17,700SH     SOLE   17,700
Progressive Gaming       COM   74332S102   109   18,600SH     SOLE   18,600
EOG Resources            COM   26875p101 1,388   18,993SH     SOLE   18,993
Micron Technology        COM   595112103   264   21,100SH     SOLE   21,100
El Paso Natural Gas Co   COM   28336L109   398   23,100SH     SOLE   23,100
NRG Energy Inc.          COM   629377508 1,073   25,800SH     SOLE   25,800
American National Insur  COM   028591105 3,940   25,822SH     SOLE   25,822
Powell Inds Inc.         COM   739128106 1,122   35,320SH     SOLE   35,320
Xponential               COM   98415t109    71   35,500SH     SOLE   35,500
National-Oilwell Inc.    COM   637071101 3,836   36,800SH     SOLE   36,800
Baker Hughes Inc         COM   057224107 3,790   45,050SH     SOLE   45,050
KIRBY CORP               COM   497266106 1,740   45,325SH     SOLE   45,325
Pacific Capital Banc     COM   69404p101 1,268   47,000SH     SOLE   47,000
VAIL RESORTS INC         COM   91879q109 3,019   49,598SH     SOLE   49,598
Crown Castle Intl Corp   COM   228227104 1,902   52,453SH     SOLE   52,453
Clear Channel Outdoor HolCOM   18451c109 1,765   62,291SH     SOLE   62,291
BJ Services              COM   055482103 1,826   64,200SH     SOLE   64,200
SOUTHERN UNION CO NEW    COM   844030106 2,223   68,214SH     SOLE   68,214
Quintana Maritime        COM   Y7169G109 1,130   71,428SH     SOLE   71,428
Oklahoma Gas & Elec      COM   670837103 2,848   77,700SH     SOLE   77,700
Weatherford Int'l        COM   947074100 4,751   86,000SH     SOLE   86,000
Stonegate Bank           COM   861811107 1,371   87,300SH     SOLE   87,300
VENDINGDATA CORPORATION  COM   92261q202   363   96,900SH     SOLE   96,900
Halliburton Co           COM   406216101 3,502  101,500SH     SOLE  101,500
Champion Enterprises     COM   158496109 1,026  104,400SH     SOLE  104,400
BALLY TECHNOLOGIES INC   COM   05874b107 2,843  107,600SH     SOLE  107,600
PETROSEARCH ENERGY CORPORCOM   71675y100   153  113,162SH     SOLE  113,162
GENERAL COMMUNICATION INCCOM   369385109 1,567  122,300SH     SOLE  122,300
COMFORT SYSTEMS USA INC  COM   199908104 1,934  136,373SH     SOLE  136,373
Nyfix Inc                COM   670712108 1,029  139,114SH     SOLE  139,114
ARIAD PHARMACEUTICALS INCCOM   04033a100   768  139,800SH     SOLE  139,800
AFFORDABLE RESIDENTIAL   COM   008273104 1,810  153,100SH     SOLE  153,100
Sterling Bancshs Inc     COM   858907108 1,755  155,198SH     SOLE  155,198
Image Technology Labs    COM   45247A105    34  171,500SH     SOLE  171,500
SERVICE CORP INTERNATIONACOM   817565104 2,402  187,927SH     SOLE  187,927
PRICESMART INC           COM   741511109 4,982  201,470SH     SOLE  201,470
Darling Intl             COM   237266101 2,034  222,570SH     SOLE  222,570
OMEGA PROTEIN CORPORATIONCOM   68210p107 2,190  236,528SH     SOLE  236,528
SHARPS COMPLIANCE CORP   COM   820017101   722  241,391SH     SOLE  241,391
ABRAXAS PETROLEUM CORP   COM   003830106 1,113  248,400SH     SOLE  248,400
OpenTV                   COM   g67543101   564  266,079SH     SOLE  266,079
VENDINGDATA CORP         COM   92261q202 1,688  500,000SH     SOLE  500,000
AIG Jan 2009 $60 Put     PUT   0268741ml    30      170SH PUT SOLE      170
PUT BLACK BOX CORP JUL 35PUT   0918267sg     3      401SH PUT SOLE      401
PUT DOWNEY FINL CORP NOV PUT   2610187wl    81      330SH PUT SOLE      330
CALL CBOE VOLATILITY JULCALL 12497k7gp 81 334SH CALLSOLE 334 Universal Health Realty COM 91359e105 153 4,600SH SOLE 4,600
Weingarten Realty        COM   948741103   119    2,900SH     SOLE    2,900
Dorchester Mineral LP    UNIT L25820R105 2,145   97,488SH     SOLE   97,488
Energy Partners Trans    UNIT L29273R109    85    2,000SH     SOLE    2,000
Enterprise Products LP   UNIT L293792107   223    7,000SH     SOLE    7,000
K-Sea Trans Ptns         UNIT L48268Y101    75    1,600SH     SOLE    1,600
Kinder Morgan Ptns       UNIT L494550106   193    3,500SH     SOLE    3,500
Markwest Energy Ptns     UNIT L570759100   480   13,800SH     SOLE   13,800
Natural Resource Ptn     UNIT L63900p103    61    1,600SH     SOLE    1,600






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